Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Income
Net appreciation in fair value of investments	$ 5,931,495	$ 4,083,926
Interest and dividends	2,829,230	2,114,606
Other income	61,744	81,923
Total investment income	8,822,469	6,280,455
Contributions
Employer	1,530,171	1,303,968
Participants	1,280,834	1,285,678
Rollovers	716,579	1,596
Total contributions	3,527,584	2,591,242
Deductions from Net Assets Attributable to:
Benefits paid to participants	6,679,631	5,994,580
Net increase	5,670,422	2,877,117
Beginning of Year	47,435,120	44,558,003
End of Year	$ 53,105,542	$ 47,435,120